Property, Plant and Equipment, Net - Net Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Land and land improvements	Dec. 31, 2012 Land and land improvements	Dec. 31, 2012 Land and land improvements Successor	Dec. 31, 2011 Land and land improvements Successor	Mar. 31, 2013 Building	Dec. 31, 2012 Building	Dec. 31, 2012 Building Successor	Dec. 31, 2011 Building Successor	Mar. 31, 2013 Machinery and equipment	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2012 Machinery and equipment Successor	Dec. 31, 2011 Machinery and equipment Successor	Mar. 31, 2013 Construction-in-progress	Dec. 31, 2012 Construction-in-progress	Dec. 31, 2012 Construction-in-progress Successor	Dec. 31, 2011 Construction-in-progress Successor	Mar. 31, 2013 Furniture and fixtures	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Furniture and fixtures Successor	Dec. 31, 2011 Furniture and fixtures Successor	Mar. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2012 Other Successor	Dec. 31, 2011 Other Successor
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 1,570	$ 1,598	$ 1,598	$ 557	$ 81	$ 80	$ 80	$ 51	$ 186	$ 194	$ 194	$ 45	$ 1,132	$ 1,158	$ 1,158	$ 405	$ 147	$ 153	$ 153	$ 49	$ 17	$ 7	$ 7	$ 4	$ 7	$ 6	$ 6	$ 3
Less accumulated depreciation and amortization	(210)	(175)	(175)	(53)
Net	$ 1,360	$ 1,423	$ 1,423	$ 504